UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

Prepared Portfolio 2010

Prepared Portfolio 2015

Prepared Portfolio 2020

Prepared Portfolio 2025

Prepared Portfolio 2030

Prepared Portfolio 2035

Prepared Portfolio 2040

Prepared Portfolio 2045

Prepared Portfolio 2050

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2010

Date of reporting period: 01/31/2010

Item 1	–	Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock Prepared Portfolio 2010
(Percentages shown are based on NetAssets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 49.5%
BlackRock Capital Appreciation Portfolio, Institutional Class	33,874	$511,842
BlackRock Global Dynamic Equity Fund, Institutional Class	48,546	520,903
BlackRock International Opportunities Portfolio, Institutional Class	5,994	179,955
BlackRock Small Cap Core Equity Portfolio, Institutional Class(b)	15,082	208,287
Master Basic Value LLC	522,746	522,746
Master Large Cap Core Portfolio	525,689	525,689

		2,469,422

Fixed Income Funds — 47.8%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	11,014	118,071
BlackRock Total Return Fund, BlackRock Class	211,068	2,266,874

		2,384,945

Short-Term Securities — 3.0%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.10%(c)	18,352	18,352
BlackRock Money Market Portfolio, Institutional Class,
0.00%(c)	131,610	131,610

		149,962

Total Affiliated Investment Companies (Cost — $4,583,805*) — 100.3%		5,004,329
Liabilities in Excess of Other Assets — (0.3)%		(14,228)

Net Assets — 100.0%		$4,990,101

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$4,848,584

Gross unrealized appreciation	$420,524
Gross unrealized depreciation	(264,779)

Net unrealized appreciation	$155,745

(a)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sales Cost	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Portfolio, Institutional Class	$256,703		$51,812	$458	$2,011
BlackRock Global Dynamic Equity Fund, Institutional Class	$137,538		$114,303	$(1,404)	$6,994
BlackRock Emerging Markets Fund, Institutional Class	$32,404		$110,270	$39,758	$810
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	$31,943		$89,093	$4,541	$643
BlackRock International Opportunities Portfolio, Institutional Class	$48,313		$27,722	$52	$2,681
BlackRock Money Market Portfolio, Institutional Class	$131,610	**	—	—	—
BlackRock Small Cap Core Equity Portfolio, Institutional Class	$52,278		$79,152	$(2,820)	—
BlackRock Total Return Fund, BlackRock Class	$851,846		$145,877	$(386)	$29,246
Master Basic Value LLC	$133,395		$145,019	$2,528	$2,811
Master Large Cap Core Portfolio	$131,881		$90,660	$22,285	$1,442
BlackRock Liquidity Funds, TempFund, Institutional Class	$18,352	**	—	—	—

**	Represents net purchase cost.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1 - Affiliated Investment Companies	$3,955,894
Level 2 - Affiliated Investment Companies	1,048,435
Level 3	—

Total	$5,004,329

BLACKROCK FUNDS II	JANUARY 31, 2010	1

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock Prepared Portfolio 2015
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 53.9%
BlackRock Capital Appreciation Portfolio, Institutional Class	66,989	$1,012,199
BlackRock Global Dynamic Equity Fund, Institutional Class	95,987	1,029,940
BlackRock International Opportunities Portfolio, Institutional Class	11,854	355,853
BlackRock Small Cap Core Equity Portfolio, Institutional Class(b)	29,806	411,615
Master Basic Value LLC	1,033,490	1,033,490
Master Large Cap Core Portfolio	1,039,351	1,039,351

		4,882,448

Fixed Income Funds — 43.5%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	18,217	195,287
BlackRock Total Return Fund, BlackRock Class	349,114	3,749,481

		3,944,768

Short-Term Securities — 2.9%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.10%(c)	6,653	6,653
BlackRock Money Market Portfolio, Institutional Class,
0.00%(c)	260,128	260,128

		266,781

Total Affiliated Investment Companies (Cost — $8,278,287*) — 100.3%		9,093,997
Liabilities in Excess of Other Assets — (0.3)%		(26,734)

Net Assets — 100.0%		$9,067,263

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$8,694,346

Gross unrealized appreciation	$815,710
Gross unrealized depreciation	(416,059)

Net unrealized appreciation	$399,651

(a)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sales Cost	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Portfolio, Institutional Class	$491,264		$85,506	$113	$4,218
BlackRock Global Dynamic Equity Fund, Institutional Class	$254,154		$218,853	$(19,572)	$13,476
BlackRock Emerging Markets Fund, Institutional Class	$60,199		$224,428	$77,186	$1,561
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	$51,062		$143,709	$7,262	$1,063
BlackRock International Opportunities Portfolio, Institutional Class	$89,087		$34,230	$227	$5,083
BlackRock Money Market Portfolio, Institutional Class	$260,128	**	—	—	—
BlackRock Small Cap Core Equity Portfolio, Institutional Class	$96,504		$156,881	$(13,025)	—
BlackRock Total Return Fund, BlackRock Class	$1,390,991		$191,013	$(3,673)	$48,199
Master Basic Value LLC	$246,468		$273,353	$4,981	$5,584
Master Large Cap Core Portfolio	$243,290		$164,169	$44,278	$2,911
BlackRock Liquidity Funds, TempFund, Institutional Class	$6,653	**	—	—	—

**	Represents net purchase cost.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1 - Affiliated Investment Companies	$7,021,156
Level 2 - Affiliated Investment Companies	2,072,841
Level 3	—

Total	$9,093,997

2	BLACKROCK FUNDS II	JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock Prepared Portfolio 2020
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 58.7%
BlackRock Capital Appreciation Portfolio, Institutional Class	94,298	$1,424,839
BlackRock Global Dynamic Equity Fund, Institutional Class	135,228	1,450,993
BlackRock International Opportunities Portfolio, Institutional Class	16,701	501,358
BlackRock Small Cap Core Equity Portfolio, Institutional Class(b)	42,014	580,215
Master Basic Value LLC	1,455,936	1,455,936
Master Large Cap Core Portfolio	1,464,377	1,464,377

		6,877,718

Fixed Income Funds — 37.9%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	20,470	219,436
BlackRock Total Return Fund, BlackRock Class	392,584	4,216,352

		4,435,788

Short-Term Securities — 3.3%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.10%(c)	16,353	16,353
BlackRock Money Market Portfolio, Institutional Class,
0.00%(c)	366,283	366,283

		382,636

Total Affiliated Investment Companies (Cost — $10,523,689*) — 99.9%		11,696,142
Other Assets Less Liabilities — 0.1%		10,011

Net Assets — 100.0%		$11,706,153

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$11,044,661

Gross unrealized appreciation	$1,172,453
Gross unrealized depreciation	(520,972)

Net unrealized appreciation	$651,481

(a)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sales Cost	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Portfolio, Institutional Class	$707,125		$257,389	$4,306	$6,557
BlackRock Global Dynamic Equity Fund, Institutional Class	$340,807		$464,789	$(47,786)	$21,480
BlackRock Emerging Markets Fund, Institutional Class	$80,933		$331,897	$114,611	$2,487
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	$56,404		$193,722	$9,090	$1,293
BlackRock International Opportunities Portfolio, Institutional Class	$119,676		$93,904	$(243)	$8,134
BlackRock Money Market Portfolio, Institutional Class	$366,283	**	—	—	—
BlackRock Small Cap Core Equity Portfolio, Institutional Class	$127,939		$314,271	$(32,832)	—
BlackRock Total Return Fund, BlackRock Class	$1,659,693		$587,597	$(13,987)	$58,608
Master Basic Value LLC	$328,168		$577,282	$7,344	$8,627
Master Large Cap Core Portfolio	$323,650		$403,443	$67,970	$4,520
BlackRock Liquidity Funds, TempFund, Institutional Class	$16,353	**	—	—	—

**	Represents net purchase cost.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1 - Affiliated Investment Companies	$8,775,829
Level 2 - Affiliated Investment Companies	2,920,313
Level 3	—

Total	$11,696,142

BLACKROCK FUNDS II	JANUARY 31, 2010	3

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock Prepared Portfolio 2025
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 66.0%
BlackRock Capital Appreciation Portfolio, Institutional Class	80,992	$1,223,792
BlackRock Global Dynamic Equity Fund, Institutional Class	116,012	1,244,806
BlackRock International Opportunities Portfolio, Institutional Class	14,332	430,241
BlackRock Small Cap Core Equity Portfolio, Institutional Class(b)	36,040	497,706
Master Basic Value LLC	1,249,172	1,249,172
Master Large Cap Core Portfolio	1,255,609	1,255,609

		5,901,326

Fixed Income Funds — 30.4%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	12,581	134,864
BlackRock Total Return Fund, BlackRock Class	240,901	2,587,274

		2,722,138

Short-Term Securities — 4.2%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.10%(c)	62,516	62,516
BlackRock Money Market Portfolio, Institutional Class,
0.00%(c)	314,802	314,802

		377,318

Total Affiliated Investment Companies (Cost — $8,128,904*) — 100.6%		9,000,782
Liabilities in Excess of Other Assets — (0.6)%		(49,599)

Net Assets — 100.0%		$8,951,183

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$8,571,888

Gross unrealized appreciation	$871,878
Gross unrealized depreciation	(442,984)

Net unrealized appreciation	$428,894

(a)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sales Cost	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Portfolio, Institutional Class	$659,319		$151,958	$2,295	$5,001
BlackRock Global Dynamic Equity Fund, Institutional Class	$378,325		$253,311	$(4,004)	$16,056
BlackRock Emerging Markets Fund, Institutional Class	$85,757		$261,867	$93,589	$1,858
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	$45,828		$97,746	$4,455	$691
BlackRock International Opportunities Portfolio, Institutional Class	$140,120		$43,347	$(171)	$5,946
BlackRock Money Market Portfolio, Institutional Class	$314,802	**	—	—	—
BlackRock Small Cap Core Equity Portfolio, Institutional Class	$145,457		$197,964	$(5,166)	—
BlackRock Total Return Fund, BlackRock Class	$1,203,419		$220,010	$(124)	$31,130
Master Basic Value LLC	$369,576		$372,725	$5,759	$6,635
Master Large Cap Core Portfolio	$365,718		$244,872	$51,762	$3,703
BlackRock Liquidity Funds, TempFund, Institutional Class	$62,516	**	—	—	—

**	Represents net purchase cost.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1 - Affiliated Investment Companies	$6,496,001
Level 2 - Affiliated Investment Companies	2,504,781
Level 3	—

Total	$9,000,782

4	BLACKROCK FUNDS II	JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock Prepared Portfolio 2030
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 76.3%
BlackRock Capital Appreciation Portfolio, Institutional Class	114,044	$1,723,210
BlackRock Global Dynamic Equity Fund, Institutional Class	163,401	1,753,291
BlackRock International Opportunities Portfolio, Institutional Class	20,173	605,606
BlackRock Small Cap Core Equity Portfolio, Institutional Class(b)	50,763	701,034
Master Basic Value LLC	1,759,543	1,759,543
Master Large Cap Core Portfolio	1,769,513	1,769,513

		8,312,197

Fixed Income Funds — 19.9%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	10,055	107,785
BlackRock Total Return Fund, BlackRock Class	192,513	2,067,590

		2,175,375

Short-Term Securities — 4.1%
BlackRock Money Market Portfolio, Institutional Class,
0.00%(c)	443,006	443,006

Total Affiliated Investment Companies (Cost — $9,762,333*) — 100.3%		10,930,578
Liabilities in Excess of Other Assets — (0.3)%		(32,198)

Net Assets — 100.0%		$10,898,380

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$10,104,310

Gross unrealized appreciation	$1,168,245
Gross unrealized depreciation	(341,977)

Net unrealized appreciation	$826,268

(a)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sales Cost	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Portfolio, Institutional Class	$700,185		$114,267	$104	$7,551
BlackRock Global Dynamic Equity Fund, Institutional Class	$252,416		$277,239	$(37,831)	$23,065
BlackRock Emerging Markets Fund, Institutional Class	$58,392		$355,771	$131,401	$2,667
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	$27,916		$76,419	$2,798	$547
BlackRock International Opportunities Portfolio, Institutional Class	$134,661		$25,691	$(465)	$8,715
BlackRock Money Market Portfolio, Institutional Class	$443,006	**	—	—	—
BlackRock Small Cap Core Equity Portfolio, Institutional Class	$92,452		$280,900	$(36,863)	—
BlackRock Total Return Fund, BlackRock Class	$870,762		$51,470	$(252)	$24,362
Master Basic Value LLC	$240,200		$508,862	$8,701	$9,886
Master Large Cap Core Portfolio	$234,412		$264,315	$77,525	$5,187

**	Represents net purchase cost.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1 - Affiliated Investment Companies	$7,401,522
Level 2 - Affiliated Investment Companies	3,529,056
Level 3	—

Total	$10,930,578

BLACKROCK FUNDS II	JANUARY 31, 2010	5

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock Prepared Portfolio 2035
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 88.7%
BlackRock Capital Appreciation Portfolio, Institutional Class	65,350	$987,433
BlackRock Global Dynamic Equity Fund, Institutional Class	93,639	1,004,745
BlackRock International Opportunities Portfolio, Institutional Class	11,564	347,157
BlackRock Small Cap Core Equity Portfolio, Institutional Class(b)	29,078	401,571
Master Basic Value LLC	1,008,116	1,008,116
Master Large Cap Core Portfolio	1,013,597	1,013,597

		4,762,619

Fixed Income Funds — 6.4%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	1,581	16,946
BlackRock Total Return Fund, BlackRock Class	30,288	325,295

		342,241

Short-Term Securities — 4.7%
BlackRock Money Market Portfolio, Institutional Class,
0.00%(c)	253,931	253,931

Total Affiliated Investment Companies (Cost — $4,919,377*) — 99.8%		5,358,791
Other Assets Less Liabilities — 0.2%		8,983

Net Assets — 100.0%		$5,367,774

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$5,083,378

Gross unrealized appreciation	$439,414
Gross unrealized depreciation	(164,001)

Net unrealized appreciation	$275,413

(a)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sales Cost	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Portfolio, Institutional Class	$535,601		$93,952	$(1,919)	$3,843
BlackRock Global Dynamic Equity Fund, Institutional Class	$316,281		$155,768	$(14,626)	$12,523
BlackRock Emerging Markets Fund, Institutional Class	$73,780		$224,118	$57,540	$1,452
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	$5,414		$16,363	$515	$96
BlackRock International Opportunities Portfolio, Institutional Class	$153,953		$32,365	$(49)	$3,985
BlackRock Money Market Portfolio, Institutional Class	$253,931	**	—	—	—
BlackRock Small Cap Core Equity Portfolio, Institutional Class	$118,968		$153,993	$(22,535)	—
BlackRock Total Return Fund, BlackRock Class	$193,574		$43,189	$(21)	$4,025
Master Basic Value LLC	$301,769		$278,163	$4,830	$5,080
Master Large Cap Core Portfolio	$307,285		$172,306	$40,506	$2,629

**	Represents net purchase cost.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1 - Affiliated Investment Companies	$3,337,078
Level 2 - Affiliated Investment Companies	2,021,713
Level 3	—

Total	$5,358,791

6	BLACKROCK FUNDS II	JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock Prepared Portfolio 2040
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 88.8%
BlackRock Capital Appreciation Portfolio, Institutional Class	74,141	$1,120,276
BlackRock Global Dynamic Equity Fund, Institutional Class	106,202	1,139,548
BlackRock International Opportunities Portfolio, Institutional Class	13,119	393,844
BlackRock Small Cap Core Equity Portfolio, Institutional Class(b)	32,997	455,682
Master Basic Value LLC	1,143,530	1,143,530
Master Large Cap Core Portfolio	1,149,620	1,149,620

		5,402,500

Fixed Income Funds — 6.4%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	1,789	19,177
BlackRock Total Return Fund, BlackRock Class	34,296	368,338

		387,515

Short-Term Securities — 7.9%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.10%(c)	191,138	191,138
BlackRock Money Market Portfolio, Institutional Class,
0.00%(c)	287,756	287,756

		478,894

Total Affiliated Investment Companies (Cost — $5,667,390*) — 103.1%		6,268,909
Liabilities in Excess of Other Assets — (3.1)%		(186,018)

Net Assets — 100.0%		$6,082,891

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$5,838,910

Gross unrealized appreciation	601,519
Gross unrealized depreciation	(171,520)

Net unrealized appreciation	$429,999

(a)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sales Cost	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Portfolio, Institutional Class	$546,041		$129,709	$730	$4,877
BlackRock Global Dynamic Equity Fund, Institutional Class	$267,913		$208,951	$(15,542)	$15,131
BlackRock Emerging Markets Fund, Institutional Class	$59,468		$256,995	$69,477	$1,751
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	$4,686		$21,102	$626	$118
BlackRock International Opportunities Portfolio, Institutional Class	$151,231		$46,125	$(447)	$5,647
BlackRock Money Market Portfolio, Institutional Class	$287,756	**	—	—	—
BlackRock Small Cap Core Equity Portfolio, Institutional Class	$97,843		$191,725	$(18,620)	—
BlackRock Total Return Fund, BlackRock Class	$202,672		$56,168	$(189)	$5,111
Master Basic Value LLC	$249,826		$354,030	$5,460	$6,374
Master Large Cap Core Portfolio	$254,447		$229,704	$50,124	$3,347
BlackRock Liquidity Funds, TempFund, Institutional Class	$191,138	**	—	—	—

**	Represents net purchase cost.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1 - Affiliated Investment Companies	$3,975,759
Level 2 - Affiliated Investment Companies	2,293,150
Level 3	—

Total	$6,268,909

BLACKROCK FUNDS II	JANUARY 31, 2010	7

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock Prepared Portfolio 2045
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 89.3%
BlackRock Capital Appreciation Portfolio, Institutional Class	27,606	$417,134
BlackRock Global Dynamic Equity Fund, Institutional Class	39,547	424,339
BlackRock International Opportunities Portfolio, Institutional Class	4,881	146,538
BlackRock Small Cap Core Equity Portfolio, Institutional Class(b)	12,282	169,610
Master Basic Value LLC	425,881	425,881
Master Large Cap Core Portfolio	428,206	428,206

		2,011,708

Fixed Income Funds — 6.5%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	671	7,195
BlackRock Total Return Fund, BlackRock Class	12,863	138,146

		145,341

Short-Term Securities — 4.8%
BlackRock Money Market Portfolio, Institutional Class,
0.00%(c)	107,224	107,224

Total Affiliated Investment Companies (Cost — $2,070,077*) — 100.6%		2,264,273
Liabilities in Excess of Other Assets — (0.6)%		(12,604)

Net Assets — 100.0%		$2,251,669

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,164,443

Gross unrealized appreciation	$194,196
Gross unrealized depreciation	(94,366)

Net unrealized appreciation	$99,830

(a)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sales Cost	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Portfolio, Institutional Class	$230,767		$20,369	$(236)	$1,673
BlackRock Global Dynamic Equity Fund, Institutional Class	$150,043		$40,618	$(3,018)	$5,068
BlackRock Emerging Markets Fund, Institutional Class	$37,870		$92,204	$24,864	$586
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	$2,600		$5,793	$241	$40
BlackRock International Opportunities Portfolio, Institutional Class	$70,102		$7,165	$(119)	$1,905
BlackRock Money Market Portfolio, Institutional Class	$107,224	**	—	—	—
BlackRock Small Cap Core Equity Portfolio, Institutional Class	$56,892		$51,320	$(5,375)	—
BlackRock Total Return Fund, BlackRock Class	$83,958		$11,673	$(27)	$1,755
Master Basic Value LLC	$143,942		$86,412	$1,883	$2,142
Master Large Cap Core Portfolio	$145,580		$47,225	$16,855	$1,130

**	Represents net purchase cost.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Portfolio’s investments:

Investments
Valuation Inputs	in Securities

Assets
Level 1 - Affiliated Investment Companies	$1,410,186
Level 2 - Affiliated Investment Companies	854,087
Level 3	—

Total	$2,264,273

8	BLACKROCK FUNDS II	JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock Prepared Portfolio 2050
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 88.7%
BlackRock Capital Appreciation Portfolio, Institutional Class	23,591	$356,457
BlackRock Global Dynamic Equity Fund, Institutional Class	33,800	362,669
BlackRock International Opportunities Portfolio, Institutional Class	4,173	125,276
BlackRock Small Cap Core Equity Portfolio, Institutional Class(b)	10,497	144,965
Master Basic Value LLC	363,917	363,917
Master Large Cap Core Portfolio	365,926	365,926

		1,719,210

Fixed Income Funds — 6.4%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	571	6,120
BlackRock Total Return Fund, BlackRock Class	10,935	117,446

		123,566

Short-Term Securities — 6.0%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.10%(c)	24,427	24,427
BlackRock Money Market Portfolio, Institutional Class,
0.00%(c)	91,630	91,630

		116,057

Total Affiliated Investment Companies (Cost — $1,786,305*) — 101.1%		1,958,833
Liabilities in Excess of Other Assets — (1.1)%		(21,400)

Net Assets — 100.0%		$1,937,433

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,790,224

Gross unrealized appreciation	$172,528
Gross unrealized depreciation	(3,919)

Net unrealized appreciation	$168,609

(a)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sales Cost	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Portfolio, Institutional Class	$149,715		$16,979	$(148)	$1,539
BlackRock Global Dynamic Equity Fund, Institutional Class	$59,435		$39,607	$(2,486)	$4,522
BlackRock Emerging Markets Fund, Institutional Class	$13,708		$74,080	$23,705	$522
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	$1,013		$6,321	$227	$37
BlackRock International Opportunities Portfolio, Institutional Class	$38,152		$6,035	$(140)	$1,720
BlackRock Money Market Portfolio, Institutional Class	$91,630	**	—	—	—
BlackRock Small Cap Core Equity Portfolio, Institutional Class	$21,086		$47,096	$(2,648)	—
BlackRock Total Return Fund, BlackRock Class	$55,828		$9,569	$(16)	$1,579
Master Basic Value LLC	$54,364		$85,378	$1,762	$1,987
Master Large Cap Core Portfolio	$55,562		$46,845	$15,632	$1,043
BlackRock Liquidity Funds, TempFund, Institutional Class	$24,427	**	—	—	—

**	Represents net purchase cost.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1 - Affiliated Investment Companies	$1,228,990
Level 2 - Affiliated Investment Companies	729,843
Level 3	—

Total	$1,958,833

BLACKROCK FUNDS II	JANUARY 31, 2010	9

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Funds II

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: March 19, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II
Date: March 19, 2010